Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (302,135)	$ (42,556)	¥ (329,252)	¥ (313,762)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate of 25%	¥ (75,534)	$ (10,639)	¥ (82,313)	¥ (78,440)
Effect of different tax rates in different jurisdictions	37,442	5,274	32,886	31,370
Non-deductible expenses	2,358	333	6,758	5,455
Additional deduction for qualified R&D expenses	(24,762)	(3,488)	(20,731)	(24,197)
Effect on adoption of preferential tax rate	(100)	(14)	3	22
Statutory expense	949	133	2,151	2,636
Others	181	25	79	134
Change in valuation allowance	59,672	8,405	61,246	63,154
Total income tax expenses	¥ 206	$ 29	¥ 79	¥ 134
Effect of preferential tax rate inside the PRC on basic and dilutive loss per share | (per share)	¥ 0	$ 0	¥ 0	¥ 0